Segment information and concentration of risk - Schedule of Percentage of Lease Revenue Attributable to Individual Countries Representing at Least 10% of Total Lease Revenue (Detail) (Geographic Concentration Risk [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of lease rental revenue	100.00%	100.00%	100.00%
United States of America [Member]
Concentration Risk [Line Items]
Percentage of lease rental revenue	14.03%	15.09%	7.83%
India [Member]
Concentration Risk [Line Items]
Percentage of lease rental revenue	9.59%	10.08%	12.35%